Subsequent Events (Details) In Millions, except Share data, unless otherwise specified												0 Months Ended						0 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 North Atlantic Drilling	Dec. 10, 2013 Credit facility US$1,121 USD ($)	Jan. 31, 2011 Credit facility US$1,121 USD ($)	Dec. 31, 2013 Credit facility US$1,121 West Leo USD ($)	Jan. 02, 2014 Subsequent Event Seadrill Operating LP	Jan. 02, 2014 Subsequent Event Seadrill Capricorn Holdings LLC	Jan. 02, 2014 Subsequent Event SFL Deepwater Ltd	Jan. 02, 2014 Subsequent Event Seadrill Mobile Units (Nigeria) Ltd	Jan. 02, 2014 Subsequent Event Seadrill UK Ltd	Jan. 29, 2014 Subsequent Event North Atlantic Drilling IPO USD ($)	Jan. 28, 2014 Subsequent Event Senior Notes USD ($)	Feb. 21, 2014 Subsequent Event Term Loan B USD ($)	Feb. 21, 2014 Subsequent Event Revolving Credit Facility USD ($)	Feb. 21, 2014 Subsequent Event US$1,500 facility USD ($)	Feb. 21, 2014 Subsequent Event Credit facility US$1,121 West Leo USD ($)	Mar. 06, 2014 Subsequent Event Swedish Kronor Senior Unsecured Bonds SEK	Apr. 30, 2013 Sapura Kencana	Apr. 09, 2014 Sapura Kencana Subsequent Event USD ($)	Mar. 17, 2014 Seadrill Partners LLC Subsequent Event	Jan. 02, 2014 Seadrill Partners LLC Subsequent Event	Mar. 17, 2014 Seadrill Partners LLC Subsequent Event Underwrite Placement	Mar. 17, 2014 Seadrill Partners LLC Subsequent Event Stock Issued to Public USD ($)	Mar. 17, 2014 Seadrill Partners LLC Subsequent Event Stock Issued to Reporting Entity USD ($)	Jan. 02, 2014 Common Unit Seadrill Partners LLC Subsequent Event	Jan. 02, 2014 Subordinated Units Seadrill Partners LLC Subsequent Event	Jan. 02, 2014 Incentive Distribution Rights Seadrill Partners LLC Subsequent Event	Mar. 21, 2014 West Auriga Subsequent Event	Mar. 21, 2013 West Auriga Subsequent Event USD ($)
Subsequent Event [Line Items]
Common units issued to the Company																										21,500,000	16,500,000
Percentage of equity method investment ownership (in hundredths)							70.00%	49.00%	39.00%	39.00%											53.20%					48.30%	100.00%
Non-Economic Ownership Interest, Percentage																												0.00%
Incentive Distribution Rights, Ownership Percentage																												100.00%
Fair Value Inputs, Discount Rate																						7.70%
Proceeds from Unsecured Notes Payable													$ 600
Debt Instrument, Interest Rate, Stated Percentage													6.25%
Long-term debt	13,466.0	10,761.0				472.6								1,800.0				1,500.0
Description of variable rate basis														LIBOR				STIBOR
Line of Credit Facility, Maximum Borrowing Capacity															100		1,121
Debt, face amount				1,121	1,121									1,800		1,500
Line of Credit Facility, Amount Outstanding																706.0	472.6
Debt Instrument, basis spread on variable rate														3.00%				3.25%
Consideration received from shares issued												125.0
New shares issued by equity method investment												13,513,514									11,960,000		1,560,000	10,400,000	1,633,987
Sale of Stock, Price Per Share												$ 9.25												$ 30.60	$ 30.60
Underwriter Option to Purchase, Period From Issuance												30 days											30 days
Underwriter Option to Purchase, Number of Shares												2,027,027
Ownership percentage by noncontrolling owners																													51.00%
Seadrill's ownership after the offering			74.21%								100.00%																		49.00%
Sale price																														1,240
Business Acquisition (Divestiture), Sale of Investment, Implied Purchase Price																														632.4
Investment owned, shares sold																				230,000,000
Proceeds from sale of affiliate shares																				$ 300
Ownership percentage after issuance of stock (in hundredths)																			12.00%	8.00%